MERRILL LYNCH
READY ASSETS
TRUST



[FUND LOGO]
STRATEGIC
         Performance



Semi-Annual Report
June 30, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Trust seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Trust is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011                                              #10250 -- 6/97

[RECYCLE LOGO]
Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust                         June 30, 1997

DEAR SHAREHOLDER

For the six-month period ended June 30, 1997, Merrill Lynch Ready Assets Trust paid shareholders a net annualized dividend of 5.01%*. The Trust's 7-day yield as of June 30, 1997 was 5.06%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at June 30, 1997 was 74 days, compared to 75 days at December 31, 1996.

The Environment
Shifting investor perceptions regarding the direction of the US economy brought continued volatility to the US financial markets during much of the six-month period ended June 30, 1997. Increasing evidence of noninflationary economic growth boosted investor confidence, which was further confirmed shortly after the quarter's close when, as widely expected, the Federal Reserve Board chose to leave monetary policy unchanged. This confluence of positive indicators helped produce a significant rally in the US stock market. A slight decline in interest rates resulted in a modest positive total return for US fixed-income investments.

Current consensus expectations are for the US economy's rate of growth to lose some momentum. Although gross domestic product growth for the first quarter of the year was revised slightly upward to 5.9%, there are indications that the second quarter's rate of growth will be lower. At the same time, inflationary pressures remain contained, supported by the June employment report showing moderate growth in wages along with a slight increase in unemployment. It remains to be seen whether economic activity moderates enough to rule out future Federal Reserve Board monetary policy tightenings.

The US dollar continued to be strong relative to other currencies. In Europe, investors are uncertain regarding the viability of economic and monetary union, while scandals continue to depress investor confidence in Japan. At present, it appears that the US economy is perceived most favorably by investors for its ongoing growth and limited inflationary pressures. If economic data releases continue to support this point of view, the outlook for the US capital markets should remain positive.

Footnote reads:
* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Throughout the six-month period ended June 30, 1997, the Trust's investment outlook reflected a constructive stance, briefly interrupted by a more cautious approach during March.

The portfolio's composition at the end of the June period and as of our last report is detailed below:

                                         6/30/97              12/31/96
                                        --------              --------
Bank Notes                                4.1%                  1.6%
Certificates of Deposit                   1.0                   1.4
Certificates of Deposit -- European       3.2                   3.1
Certificates of Deposit -- Yankee*        7.1                   1.8
Commercial Paper-Discount                51.8                  51.3
Corporate Notes                           6.8                   8.6
Funding Agreements                        1.1                   1.1
Master Notes                              2.5                   2.5
Repurchase Agreements                     1.4                   4.8
Time Deposits                             1.4                    --
US Government, Agency &
Instrumentality Obligations --
Discount                                  1.9                   0.2
US Government, Agency &
Instrumentality Obligations --
Non-Discount                             19.0                  26.5
Liabilities in Excess of Other Assets    (1.3)                 (2.9)
                                     --------              --------
Total                                   100.0%                100.0%
                                     ========              ========

* US branches of foreign banks.

In Conclusion
We thank you for your support of Merrill Lynch Ready Assets Trust, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/JOHN NG
John Ng
Vice President and Portfolio Manager

July 31, 1997





Merrill Lynch Ready Assets Trust                                                                       June 30, 1997

SCHEDULE OF INVESTMENTS                                                                                (in Thousands)

                                                 Face              Interest          Maturity              Value
Issue                                           Amount              Rate*              Date              (Note 1a)

Bank Notes -- 4.1%
Bank of America                                 $25,000             6.04 %            6/10/98             $24,996
N.T. & S.A.                                      25,000             5.93              6/24/98              24,973
First Bank N.A.,                                 30,000             5.648+           11/19/97              29,999
Minneapolis                                      25,000             5.598+            5/15/98              24,987
KeyBank National                                 23,000             5.608+            8/21/97              22,998
Association                                      25,000             5.60             11/04/97              24,968
                                                 28,000             5.53+             5/06/98              27,988
Morgan Guaranty                                  45,000             5.615+            2/19/98              44,985
Trust Company of NY
Northern Trust                                   15,000             5.96              6/17/98              14,987
Company,                                         13,000             5.95              6/24/98              12,988
Chicago
Royal Bank of                                    26,000             5.56+             6/30/98              25,980
Canada
U.S. National Bank                               10,000             5.665+            4/14/98               9,996
of Oregon                                                                                              ----------
Total Bank Notes
(Cost -- $289,902)                                                                                        289,845
                                                                                                       ==========

Certificates of Deposit -- 1.0%
Morgan Guaranty                                  73,000             5.86             10/03/97              72,979
Trust Company of NY                                                                                    ----------
of Oregon
Total Certificates of Deposit
(Cost -- $73,030)                                                                                          72,979
                                                                                                       ==========

Certificates of Deposit -- European -- 3.2%
Abbey National                                   50,000             5.54             7/24/97               49,992
Treasury Services
PLC
Bank of Scotland                                 50,000             5.51             8/07/97               49,984
Treasury
Services PLC
Barclays Bank PLC                                25,000             6.08             6/15/98               25,002
Bayerische                                       30,000             5.87            11/19/97               30,008
Landesbank
Girozentrale
National                                         50,000             5.505            8/06/97               49,984
Australia Bank
Toronto - Dominion                               20,000             5.43             8/21/97               19,991
Bank                                                                                                   ----------
Total Certificates of Deposit -- European
(Cost -- $225,002)                                                                                        224,961
                                                                                                       ==========

Certificates of Deposit -- Yankee -- 7.1%
ABN - AMRO                                      100,000             5.68            12/22/97               99,860
Bank, NY                                         20,000             5.65            12/23/97               19,969
Barclays Bank                                    18,000             5.94             6/30/98               17,981
PLC, NY
Creditanstalt -                                  58,000             6.02             6/12/98               57,975
Bankverein, NY
Deutsche Bank                                    25,000             5.80             1/28/98               24,972
AG, NY                                           25,000             5.63             2/26/98               24,938
                                                 15,000             5.95             6/16/98               14,984
Landesbank                                       25,000             5.78             1/27/98               24,970
Hessen - Thuringen                               25,000             6.00             6/09/98               24,984
Girozentrale, NY
Royal Bank of                                    50,000             5.77             1/27/98               49,936
Canada, NY                                       25,000             5.95             3/24/98               24,983
                                                 20,000             6.05             6/08/98               19,996
                                                 25,000             6.04             6/15/98               24,994
Societe                                          54,000             5.70             8/22/97               54,003
Generale, NY
Westdeutsche                                     23,000             5.94             6/29/98               22,975
Landesbank                                                                                             ----------
Girozentrale, NY
Total Certificates of Deposit -- Yankee
(Cost -- $507,914)                                                                                        507,520
                                                                                                       ==========

Commercial Paper -- Discount -- 51.8%
ABN - AMRO                                       27,500             5.65            10/15/97               27,040
North America
Finance Inc.
AC Acquisition                                   29,500             5.61             7/18/97               29,417
Holding Company                                  60,000             5.63             7/22/97               59,793
Allomon Funding                                  10,144             5.64             9/04/97               10,039
Corporation
Alpine                                           50,000             5.57             7/14/97               49,892
Securitization Corp.                             30,000             5.58             7/21/97               29,902
American Home                                    26,130             6.30             7/01/97               26,125
Products Corp.
American Honda                                   21,000             5.62             7/15/97               20,951
Finance Corp.                                    20,000             5.60             7/29/97               19,910
                                                 20,000             5.59             7/30/97               19,907
                                                 25,000             5.64             8/01/97               24,874
                                                 13,700             5.65             8/04/97               13,624
Asset Securitization                             36,000             5.65             8/04/97               35,802
Cooperative Corp.
Atlantic Asset                                   24,879             5.58             7/07/97               24,852
Securitization Corp.                             25,121             5.58             7/11/97               25,078
BTR Dunlop                                        9,122             6.25             7/01/97                9,120
Finance Inc.
Bear Stearns                                     50,000             5.65             7/14/97               49,890
Companies, Inc.                                  25,000             5.38             7/24/97               24,906
                                                 50,000             5.65             7/31/97               49,758
                                                 50,000             5.64             8/04/97               49,724
                                                 50,000             5.60             9/03/97               49,492
                                                 50,000             5.62            10/06/97               49,234
Caterpillar Inc.                                 54,000             5.60             7/21/97               53,822
Cheltenham &                                     25,000             5.38             7/24/97               24,906
Gloucester PLC
Chrysler Financial                               16,374             5.60             7/11/97               16,346
Corporation
Clipper Receivables                              25,000             5.63             7/21/97               24,918
Corp.
Corporate Asset                                  35,000             5.63             7/09/97               34,950
Funding Co. Inc.
Countrywide Home                                 35,000             5.66             7/24/97               34,868
Loans, Inc.                                      50,000             5.67             7/25/97               49,804
Credit Suisse                                    75,000             5.63             7/22/97               74,741
First Boston Inc.                                25,000             5.60             8/29/97               24,766
Delaware Funding                                  8,966             5.65             7/08/97                8,955
Corp.
Den Danske                                       50,000             5.64             8/06/97               49,709
Corporation
Eksportfinans A/S                                11,280             5.57             7/21/97               11,243
Eureka                                           19,000             5.62             7/01/97               18,997
Securitization Inc.                              25,000             5.58             7/10/97               24,961
                                                 25,000             5.63             7/14/97               24,945
                                                 11,000             5.60             8/05/97               10,938
Falcon Asset                                     25,375             5.64             7/23/97               25,283
Securitization
Corp.
Finova Capital                                   12,450             5.67             7/09/97               12,432
Corp.                                            60,000             5.45             7/14/97               59,868
                                                 24,550             5.69             7/29/97               24,438
                                                 30,000             5.63             8/14/97               29,790
                                                 20,000             5.64            12/18/97               19,463
Ford Credit                                      50,000             5.60             8/28/97               49,540
Europe PLC
Ford Motor                                       75,000             5.54             7/28/97               74,677
Credit Company                                   95,000             5.66            12/01/97               92,704
GTE Corporation                                  40,000             5.61             9/11/97               39,543
General Electric                                 15,000             5.67            11/18/97               14,669
Capital Corp.
General Motors                                   50,000             5.40             7/09/97               49,929
Acceptance Corp.                                 50,000             5.45             7/10/97               49,921
                                                 50,000             5.41             7/24/97               49,812
                                                 45,000             5.40             8/04/97               44,752
                                                 50,000             5.43             8/07/97               49,701
                                                 47,500             5.72            11/10/97               46,510
                                                 20,000             5.74            11/20/97               19,552
                                                 37,500             5.73            11/21/97               36,654
Greenwich                                        20,000             5.65             7/07/97               19,978
Funding                                          20,000             5.64             7/23/97               19,928
Corporation                                      13,000             5.62             9/02/97               12,870
Industrial Bank                                  10,000             5.70             7/10/97                9,984
of Korea                                         10,000             5.72             8/15/97                9,928
International                                    40,000             5.61             7/16/97               39,900
Lease Finance Corp.
Internationale                                   50,000             5.37             7/08/97               49,937
Nederlanden (U.S.)
Funding Corp.
International                                    16,784             5.65             7/10/97               16,758
Securitization                                   50,000             5.69             7/11/97               49,913
Corp.                                            40,000             5.64             7/17/97               39,893
                                                 30,000             5.67             7/17/97               29,920
                                                 22,086             5.62             7/24/97               22,003
                                                 40,000             5.57             7/31/97               39,808
                                                 18,000             5.60             8/29/97               17,832
Korea                                            50,000             5.68             7/25/97               49,804
Development Bank                                 50,000             5.70             8/11/97               49,669
Lehman Brothers                                  75,000             5.70             7/18/97               74,788
Holdings, Inc.                                   25,000             5.68             8/04/97               24,862
Lexington Parker                                 20,823             5.60             8/18/97               20,664
Capital Corp.                                    60,569             5.60             8/19/97               60,098
                                                 40,000             5.60             8/27/97               39,638
Mont Blanc                                       10,923             5.57             7/18/97               10,893
Capital Corp.                                    30,000             5.57             7/29/97               29,865
Morgan Stanley                                   75,000             5.57             7/23/97               74,729
Group, Inc.
National Fleet                                   40,000             5.65             7/08/97               39,950
Funding Corp.
New Center                                       20,000             5.60             7/21/97               19,934
Asset Trust                                      50,000             5.28             8/18/97               49,618
Nordbanken North                                100,000             5.60             8/20/97               99,205
America, Inc.
Old Line                                         24,507             5.58             7/11/97               24,465
Funding Corp.                                    30,000             5.58             7/15/97               29,930
                                                 20,000             5.60             7/18/97               19,944
                                                 16,266             5.60             7/29/97               16,193
                                                 23,000             5.58             7/31/97               22,889
                                                 11,646             5.65             8/12/97               11,568
Preferred                                        40,000             5.65             7/25/97               39,843
Receivables
Funding Corp.
RTZ America, Inc.                                29,250             5.65             8/11/97               29,057
Rexam PLC                                         8,000             5.60             7/09/97                7,989
                                                 15,000             5.65             7/28/97               14,934
Santander Finance                                25,000             5.40             7/23/97               24,910
(Delaware) Inc.
Sears Roebuck                                    50,000             5.66             7/28/97               49,780
Acceptance
Corporation
Svenska                                          25,000             5.61             9/02/97               24,750
Handelsbanken, Inc.
TRW Inc.                                            252             6.25             7/01/97                  252
Three Rivers                                     40,585             5.66             7/17/97               40,477
Funding Corp.                                     9,415             5.60             8/18/97                9,343
Toshiba America, Inc.                            25,000             5.61             7/02/97               24,992
Toshiba
International                                    19,100             5.65             7/14/97               19,058
Finance (UK) PLC
Twin Towers Inc.                                  30,000            5.57             7/16/97               29,926
UBS Finance                                      100,000            6.20             7/01/97               99,983
Delaware Inc.
WCP Funding Inc.                                  10,000            5.60             8/13/97                9,931
Windmill Funding                                  29,922            5.60             7/07/97               29,889
Corp.                                             20,122            5.60             7/11/97               20,087
                                                  50,000            5.68             7/28/97               49,780
                                                  28,529            5.65             8/12/97               28,338
Total Commercial Paper -- Discount                                                                     ----------
(Cost -- $3,678,173)                                                                                    3,678,114
                                                                                                       ==========

Corporate Notes -- 6.8%
Abbey National                                    50,000            5.59+            2/25/98               49,975
Treasury Services                                 50,000            5.65+            4/15/98               49,981
PLC                                               50,000            5.51+            6/09/98               49,969
Asset-Backed                                      68,000            5.688+          10/15/97               68,000
Securities Invest-
ment Trust 1996-M
Bank of Scotland                                  13,000            5.95             6/18/98               12,992
Treasury
Services PLC
Bear Stearns                                      15,000            5.938+           8/07/97               15,004
Companies, Inc.                                   15,000            6.15            10/17/97               15,011
Chase Manhattan                                    4,392            5.489            1/15/98                4,390
Auto Owner
Trust 1996-C
Credit Suisse                                     33,000            5.62+            5/22/98               33,000
First Boston Inc.
LABS Trust -                                      74,189            5.688+          12/29/97               74,189
Series 1996-C
Senior Notes
Premier Auto                                      11,172            5.477           12/08/97               11,160
Trust 1997-1
SMM Trust 1997-Q                                 100,000            5.688+           1/15/98               99,999
                                                                                                       ----------
Total Corporate Notes (Cost -- $483,684)                                                                  483,670
                                                                                                       ==========

Funding Agreements -- 1.1%
Jackson National                                  80,000            5.72+            5/01/98               80,000
Life Insurance Co.                                                                                     ----------
Total Funding Agreements (Cost -- $80,000)                                                                 80,000
                                                                                                       ==========

Master Notes -- 2.5%
Goldman Sachs                                    150,000            5.60+            8/01/97              150,000
Group, L.P.                                       26,000            5.60+            1/13/98               26,000
Life Insurance Co.                                                                                     ----------
Total Master Notes (Cost -- $176,000)                                                                     176,000
                                                                                                       ==========

Time Deposits -- 1.4%
Westdeutsche                                     100,000            6.25             7/01/97              100,000
Landesbank                                                                                             ----------
Life Insurance Co.
Girozentrale
Total Time Deposits (Cost -- $100,000)                                                                    100,000
                                                                                                       ==========

US Government, Agency & Instrumentality
Obligations -- Discount -- 1.9%
Federal Home                                      28,000            5.29            12/11/97               27,301
Loan Banks
Federal Home                                      20,292            5.23             2/13/98               19,588
Loan Mortgage Corp.
Federal National                                   4,000            5.59            10/14/97                3,936
Mortgage
Association
US Treasury Bills                                 38,000            5.493           12/11/97               37,505
                                                  25,000            5.505           12/11/97               24,675
                                                   7,500            5.195            3/05/98                7,229
                                                   7,500            5.213            3/05/98                7,229
US Treasury                                        5,000            5.252            2/15/98                4,829
STRIPS++                                                                                               ----------
Total US Government, Agency & Instrumentality
Obligations -- Discount (Cost -- $132,298)                                                                132,292
                                                                                                       ==========

US Government, Agency & Instrumentality
Obligations -- Non-Discount -- 19.0%
Federal Farm                                      45,000            5.85            10/01/97               45,023
Credit Banks                                      10,000            5.81            12/04/98                9,926
Federal Home                                      80,000            5.26+           12/10/97               79,983
Loan Banks                                        26,000            5.85+            1/26/98               26,016
                                                  25,000            5.80             6/12/98               24,980
                                                  28,000            5.90             6/19/98               27,989
                                                  15,000            6.17            11/06/98               14,958
                                                  10,000            6.12            11/19/98                9,964
                                                  25,000            6.26             1/22/99               24,900
                                                   5,000            6.355            6/11/99                4,999
Federal Home                                       6,000            6.205            6/30/99                5,991
Loan Mortgage
Corp.
Federal National                                 114,000            5.25+            7/16/97              113,997
Mortgage                                          54,000            5.27+            8/01/97               53,998
Association                                       44,000            5.255+           9/03/97               43,994
                                                  34,000            5.26+            9/09/97               33,995
                                                  32,000            5.20+            9/29/97               31,995
                                                  20,000            5.53            10/14/97               19,982
                                                  58,000            5.245+          10/20/97               57,984
                                                  50,000            5.47            12/30/97               49,920
                                                  51,000            5.57+            3/26/98               50,978
                                                  66,000            5.27+            3/27/98               65,967
                                                  50,000            5.31+            4/24/98               49,984
                                                  33,000            6.00+            5/14/98               33,000
Federal National                                  29,000            5.56+            5/21/98               28,982
Mortgage                                          45,000            5.56+            5/22/98               44,973
Association                                       25,000            6.54             9/11/98               25,045
                                                  10,000            5.81            11/25/98                9,977
                                                  10,000            5.81            12/01/98                9,939
                                                  14,930            5.40            12/30/98               14,722
                                                  15,000            6.50             4/30/99               14,976
                                                  15,000            6.375            5/21/99               15,006
                                                  11,000            6.11             6/22/99               10,988
                                                  40,000            5.25+            7/14/99               39,864

Student Loan                                      50,000            5.32+            8/04/97               49,999
Marketing                                         60,000            5.20+           10/01/97               59,991
Association                                       12,000            6.02            11/20/98               11,951
                                                  15,000            5.80            12/18/98               14,858

US Treasury Notes                                 73,500            5.25            12/31/97               73,408
                                                  27,000            5.00             1/31/98               26,899
                                                  10,000            5.875            1/31/99                9,977
                                                   5,000            6.25             5/31/99                5,058
Total US Government, Agency & Instrumentality                                                          ----------
Obligations -- Non-Discount (Cost -- $1,347,869)                                                        1,347,136
                                                                                                       ==========


Face
Amount                                                             Issue
Repurchase Agreements** -- 1.4%
$100,000                            Fuji Securities, Inc., purchased on 6/30/1997 to yield 6.10%
                                    to 7/01/1997                                                          100,000
                                                                                                       ----------
Total Repurchase Agreements (Cost -- $100,000)                                                            100,000
                                                                                                       ==========

Total Investments (Cost -- $7,193,872) -- 101.3%                                                        7,192,517

Liabilities in Excess of Other Assets -- (1.3%)                                                           (89,163)
                                                                                                       ----------
Net Assets -- 100.0%                                                                                   $7,103,354
                                                                                                       ==========

*  Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; interest rates shown are the rates in effect at June 30, 1997.
** Repurchase Agreements are fully collateralized by US Government Obligations.
+  Variable Rate Notes.
++ Separate Traded Registered Interest and Principal of Securities (STRIPS).

   See Notes to Financial Statements.






FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 1997

Assets:        Investments, at value (identified cost -- $7,193,871,539*) (Note 1a)                        $7,192,517,210
               Receivables:
               Interest                                                                 $30,635,534
               Securities sold                                                           27,621,294
               Beneficial interest sold                                                   1,111,562            59,368,390
                                                                                   ----------------
               Prepaid registration fees and other assets (Note 1d)                                               213,783
                                                                                                         ----------------
               Total assets                                                                                 7,252,099,383
                                                                                                         ----------------

Liabilities:   Payables:
               Securities purchased                                                      89,736,743
               Beneficial interest redeemed                                              52,174,577
               Investment adviser (Note 2)                                                2,168,032
               Distributor (Note 2)                                                       1,847,282           145,926,634
                                                                                   ----------------
               Accrued expenses and other liabilities                                                           2,818,600
                                                                                                         ----------------
               Total liabilities                                                                              148,745,234
                                                                                                         ----------------

Net Assets:    Net assets                                                                                  $7,103,354,149
                                                                                                         ================

Net Assets     Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:    shares authorized                                                                             $710,470,848
               Paid-in capital in excess of par                                                             6,394,237,630
               Unrealized depreciation on investments -- net                                                   (1,354,329)
                                                                                                         ----------------

               Net Assets -- Equivalent to $1.00 per share based on 7,104,708,478
               shares of beneficial interest outstanding                                                   $7,103,354,149
                                                                                                         ================

               * Cost for Federal income tax purposes. As of June 30, 1997, net unrealized depreciation for Federal income tax purposes amounted to $1,354,329, of which $225,517 related to appreciated securities and $1,579,846 related to depreciated securities.

                 See Notes to Financial Statements.






Statement of Operations
                                                                                                      For the Six Months Ended
                                                                                                                 June 30, 1997

Investment Income      Interest and amortization of premium and discount earned                                   $202,893,475
(Note 1c):

Expenses:              Investment advisory fees (Note 2)                            $12,856,217
                       Transfer agent fees (Note 2)                                   5,871,984
                       Distribution fees (Note 2)                                     4,204,984
                       Interest expense                                                 241,132
                       Registration fees (Note 1d)                                      229,376
                       Accounting services (Note 2)                                     197,364
                       Printing and shareholder reports                                 163,988
                       Custodian fees                                                   118,773
                       Trustees' fees and expenses                                       71,394
                       Professional fees                                                 40,949
                       Other                                                             48,334
                                                                                 --------------
                       Total expenses                                                                               24,044,495
                                                                                                                --------------
                       Investment income -- net                                                                    178,848,980
                                                                                                                --------------

Realized &             Realized gain on investments -- net                                                              66,734
Unrealized Gain        Change in unrealized depreciation on investments -- net                                        (896,268)
(Loss) on                                                                                                       --------------
Investments -- Net     Net Increase in Net Assets Resulting from Operations                                       $178,019,446
(Note 1c):                                                                                                      ==============

                       See Notes to Financial Statements.






Statements of Changes in Net Assets
                                                                                              For the Six               For the
                                                                                              Months Ended            Year Ended
                                                                                                June 30,              December 31,
Increase (Decrease) in Net Assets:                                                                1997                   1996

Operations:             Investment income -- net                                              $178,848,980           $360,356,362
                        Realized gain on investments -- net                                         66,734                559,269
                        Change in unrealized appreciation/depreciation on investments --
                        net                                                                       (896,268)            (2,689,938)
                                                                                           ---------------        ---------------
                        Net increase in net assets resulting from operations                   178,019,446            358,225,693
                                                                                           ---------------        ---------------

Dividends &             Investment income -- net                                              (178,848,980)          (360,356,362)
Distributions to        Realized gain on investments -- net                                        (66,734)              (559,269)
Shareholders                                                                               ---------------        ---------------
(Note 1e):
                        Net decrease in net assets resulting from dividends and
                        distributions to shareholders                                         (178,915,714)          (360,915,631)
                                                                                           ---------------        ---------------

Beneficial Interest     Net proceeds from sale of shares                                     6,982,774,077         13,961,575,969
Transactions            Net asset value of shares issued to shareholders in reinvestment
(Note 3):               of dividends and distributions (Note 1e)                               178,184,308            359,459,266
                                                                                           ---------------        ---------------
                                                                                             7,160,958,385         14,321,035,235
                        Cost of shares redeemed                                             (7,152,968,085)       (14,301,439,885)
                                                                                           ---------------        ---------------
                        Net increase in net assets derived from beneficial interest
                        transactions                                                             7,990,300             19,595,350
                                                                                           ---------------        ---------------

Net Assets:             Total increase in net assets                                             7,094,032             16,905,412
                        Beginning of period                                                  7,096,260,117          7,079,354,705
                                                                                           ---------------        ---------------
                        End of period                                                       $7,103,354,149         $7,096,260,117
                                                                                           ===============        ===============

                        See Notes to Financial Statements.






Financial Highlights
                                                                 For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.            Ended
                                                                 June 30,           For the Year Ended December 31,
                                                                   1997        1996        1995        1994        1993
Increase (Decrease) in Net Asset Value:

Per Share                    Net asset value, beginning of
Operating                    period                               $1.00       $1.00       $1.00       $1.00        $1.00
Performance:                                                 ----------  ----------  ----------  ----------   ----------
                             Investment income -- net             .0246       .0491       .0538       .0366        .0272
                             Realized and unrealized gain
                             (loss) on investments -- net        (.0001)     (.0003)      .0016      (.0012)       .0003
                                                             ----------  ----------  ----------  ----------   ----------
                             Total from investment operations     .0245       .0488       .0554       .0354        .0275
                                                             ----------  ----------  ----------  ----------   ----------
                             Less dividends and distributions:
                             Investment income -- net            (.0246)     (.0491)     (.0538)     (.0366)      (.0272)
                             Realized gain on investments --
                             net                                     --+     (.0001)     (.0001)         --+      (.0005)
                                                             ----------  ----------  ----------  ----------   ----------
                             Total dividends and
                             distributions                       (.0246)     (.0492)     (.0539)     (.0366)      (.0277)
                                                             ----------  ----------  ----------  ----------   ----------
                             Net asset value, end of period       $1.00       $1.00       $1.00       $1.00        $1.00
                                                             ==========  ==========  ==========  ==========   ==========
                             Total investment return               5.01%*      5.05%       5.53%       3.73%        2.81%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average            Expenses                               .67%*       .64%        .67%        .65%         .65%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                             Investment income and realized
                             gain (loss) on investments --
                             net                                   4.95%*      4.88%       5.40%       3.67%        2.78%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental                 Net assets, end of period
Data:                        (in thousands)                  $7,103,354  $7,096,260  $7,079,355  $6,240,997   $6,523,187
                                                             ==========  ==========  ==========  ==========   ==========

                             * Annualized.
                             + Amount is less than $.0001 per share.

                             See Notes to Financial Statements.




Merrill Lynch Ready Assets Trust                          June 30, 1997


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and a Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:

Portion of average daily value of net assets:                   Rate

Not exceeding $500 million                                     0.500%
In excess of $500 million but not exceeding $1 billion         0.400
In excess of $1 billion but not exceeding $5 billion           0.350
In excess of $5 billion but not exceeding $10 billion          0.325
In excess of $10 billion but not exceeding $15 billion         0.300
In excess of $15 billion but not exceeding $20 billion         0.275
In excess of $20 billion                                       0.250

The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Inc. ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of 0.125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFDS, PSI, MLFD, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the six months ended June 30, 1997 and the year ended December 31, 1996 corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
John Ng, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210